UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
June 1, 2014 to June 30, 2014

             Commission File Number of issuing entity:  333-183569-02

Nissan Auto Receivables 2013-B Owner Trust
(Exact name of issuing entity as specified in its charter)

             Commission File Number of depositor:  333-183569

Nissan Auto Receivables Corporation II
(Exact name of depositor as specified in its charter)

Nissan Motor Acceptance Corporation
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-7093900
(I.R.S. Employer Identification No.)

           c/o Wilmington Trust, National Association, Rodney Square North,
           1100 North Market Street, Wilmington, Delaware
          (Address of principal executive offices of the issuing entity)                                   19890
                (Zip Code)

(302) 636-6194
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-2	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-3	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-4	[__]	[__]	[_X_]	_________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ..X... No ......

PART I – DISTRIBUTION INFORMATION

Item 1.                      Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Nissan Auto Receivables 2013-B Owner Trust are set forth in the attached Monthly Servicer’s Certificate.

No assets securitized by Nissan Motor Acceptance Corporation (the “Securitizer”) and held by Nissan Auto Receivables 2013-B Owner Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from June 1, 2014 to June 30, 2014.  The Securitizer filed a Form ABS-15G on February 6, 2014.  The CIK number of the Securitizer is 0001540639.

PART II – OTHER INFORMATION

Item 2.                      Legal Proceedings.

The Indenture Trustee, Citibank, N.A., has provided the information contained in the following two paragraphs for purposes of compliance with Regulation AB.

Citibank, N.A. (“Citibank”) is acting as Indenture Trustee of this ABS transaction.  In the ordinary course of business, Citibank is involved in a number of legal proceedings.  In connection with its role as trustee of certain RMBS transactions, Citibank has been named as a defendant in civil litigation.  A group of investors in 48 private-label RMBS trusts for which Citibank serves as trustee filed a civil action on June 18, 2014 against Citibank in the Supreme Court of the State of New York asserting claims and alleged violations of the Trust Indenture Action of 1939, breach of contract, breach of fiduciary duty and negligence based on Citibank’s alleged failure to perform its duties as trustee for the RMBS trusts.  Neither the above-disclosed litigation nor any other pending legal proceedings involving Citibank will materially affect Citibank’s ability to perform its duties as Indenture Trustee under the Indenture for this ABS transaction.

There can be no assurances as to the outcome of the litigation or the possible impact of the litigation on the trustee or the RMBS trusts.  However, Citibank denies liability and intends to vigorously defend the litigation.

Item 9.                      Exhibits.

(a)	Monthly Servicer’s Certificate for the month of June 2014 – Nissan Auto Receivables 2013-B Owner Trust.

(b)	Exhibits:	99.1 Monthly Servicer’s Certificate for the month of June 2014 – Nissan Auto Receivables 2013-B Owner Trust.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN AUTO RECEIVABLES 2013-B OWNER TRUST By: Nissan Motor Acceptance Corporation, as administrator
Date: July 29, 2014	By: /s/ Shishir Bhushan Shishir Bhushan, Treasurer

EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Servicer’s Certificate for the month of June 2014 – Nissan Auto Receivables 2013-B Owner Trust.